UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MUNICIPAL FUNDS

NEW YORK MONEY MARKET PORTFOLIO

FORM N-Q

DECEMBER 31, 2006

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.1%
Education - 6.1%
		Albany, NY, IDA, Civic Facilities University at Albany:
$4,745,000	A-1	Series A, AMBAC-Insured, SPA-Key Bank N.A., 3.940%, 1/4/07 (a)	$4,745,000
13,390,000	A-1	Series B, AMBAC-Insured, SPA-Key Bank N.A., 3.940%, 1/4/07 (a)	13,390,000
10,605,000	A-1	Series C, AMBAC-Insured, SPA-Key Bank N.A., 3.940%, 1/4/07 (a)	10,605,000
15,190,000	A-1	Series D, AMBAC-Insured, SPA-Key Bank N.A., 3.940%, 1/4/07 (a)	15,190,000
5,340,000	A-1+	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 3.920%, 1/4/07 (a)	5,340,000
4,000,000	VMIG1(b)	Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Monroe Community College, Series A, LOC-JPMorgan Chase, 3.890%, 1/4/07 (a)	4,000,000
		New York State Dormitory Authority Revenue:
2,000,000	A-1+	Columbia University, MSTC, SGA 132, PART, LIQ-Societe Generale, 3.910%, 1/3/07 (a)	2,000,000
		Cornell University:
9,765,000	A-1+	Series A, SPA-JPMorgan Chase, 3.850%, 1/4/07 (a)	9,765,000
		Series B, SPA-JPMorgan Chase:
1,600,000	A-1+	3.980%, 1/2/07 (a)	1,600,000
4,305,000	A-1+	3.850%, 1/4/07 (a)	4,305,000
9,945,000	A-1+	State University, Series PA-622, PART, SPA-Merrill Lynch Capital Services Inc., 3.960%, 1/4/07 (a)	9,945,000
		New York State Dormitory Authority, Mount Sinai School of Medicine, TECP LOC-JPMorgan Chase:
5,000,000	A-1+	3.460% due 1/2/07	5,000,000
2,000,000	A-1+	3.450% due 1/8/07	2,000,000
2,348,000	A-1+	3.480% due 3/2/07	2,348,000
6,950,000	A-1+	3.500% due 3/7/07	6,950,000
		New York State Dormitory Authority, State Personal Income Tax Revenue:
4,165,000	A-1+	Refunding Education, Series C, SPA-Depfa Bank PLC, 3.950%, 1/4/07 (a)	4,165,000
2,500,000	AAA	Series D, 5.000% due 3/15/07	2,506,635
4,225,000	VMIG1(b)	Oneida County, NY, IDA, Civic Facility, Hamilton College, MBIA-Insured, SPA-Bank of New York, 3.950%, 1/3/07 (a)	4,225,000
6,000,000	VMIG1(b)	Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Finger Lakes, Series A, LOC-Citizens Bank, 3.890%, 1/4/07 (a)	6,000,000
16,380,000	A-1+	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities, Series 235, PART, MBIA-Insured, LIQ-JPMorgan Chase, 3.900%, 1/4/07 (a)	16,380,000

		Total Education	130,459,635

Finance - 8.8%
		New York City, NY, TFA:
		Future Tax Secured:
		Revenue:
5,615,000	A-1+	Series A2, SPA-Bank of Nova Scotia, 3.880%, 1/3/07 (a)	5,615,000
6,925,000	A-1+	Series B, SPA-Landesbank Baden-Wurttemberg, 3.900%, 1/2/07 (a)	6,925,000
4,000,000	A-1+	Series A-1, LOC-JPMorgan Chase, 3.950%, 1/3/07 (a)	4,000,000
800,000	A-1+	Series C, SPA-Bayerische Landesbank, 3.890%, 1/2/07 (a)	800,000
16,700,000	A-1+	Subordinated Series C2, SPA-Landesbank Hessen-Thuringen, 3.980%, 1/2/07 (a)	16,700,000
		New York City Recovery Project Revenue:
		Series 1:
20,950,000	A-1+	Subordinated 1A, LOC-Landesbank Hessen-Thuringen, 3.880%, 1/3/07 (a)	20,950,000
500,000	A-1+	Subordinated Series 1-C, LIQ-JPMorgan Chase, 3.890%, 1/2/07 (a)	500,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Finance - 8.8% (continued)
$2,400,000	A-1+	Subordinated Series 1D, 3.980%, 1/2/07 (a)	$2,400,000
		Series 3:
12,100,000	A-1+	Subordinated Series 3-E, SPA-Landesbank Baden-Wurttemberg, 3.980%, 1/2/07 (a)	12,100,000
2,500,000	A-1+	Subordinated Series 3-F, SPA-Royal Bank of Canada, 3.980%, 1/2/07 (a)	2,500,000
5,800,000	A-1+	Subordinated Series 3-H, SPA-Royal Bank of Canada, 3.890%, 1/2/07 (a)	5,800,000
2,200,000	A-1+	Subordinated Series 2-F, LIQ-Bayerische Landesbank, 3.980%, 1/2/07 (a)	2,200,000
8,235,000	A-1+	Subordinated Series 2B, LIQ-Dexia Credit Local, 3.950%, 1/3/07 (a)	8,235,000
37,060,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.830%, 1/3/07 (a)	37,060,000
		New York State LGAC:
14,945,000	A-1+	Refunding, Subordinated Lien, Series 4V, FSA-Insured, SPA-Westdeustche Landesbank, 3.900%, 1/3/07 (a)	14,945,000
20,574,000	A-1+	Revenue, Series C, LOC-Landesbank Hessen-Thuringen, 3.840%, 1/3/07 (a)	20,574,000
276,000	A-1+	Series B, LOC-Bank of Nova Scotia, 3.840%, 1/3/07 (a)	276,000
350,000	A-1+	Series SGA 59, AMBAC-Insured, SPA-Societe Generale, 3.930%, 1/2/07 (a)	350,000
5,085,000	A-1+	New York, LGAC, Series E, LOC-Landesbank Hessen-Thuringen, 3.850%, 1/3/07 (a)	5,085,000
		New York, NY, TFA Revenue, Future Tax Secured:
10,000,000	A-1+	Series A, SPA-JPMorgan Chase, 3.950%, 1/3/07 (a)	10,000,000
5,000,000	A-1+	Series A-2, SPA-JPMorgan Chase, 3.850%, 1/3/07 (a)	5,000,000
6,345,000	VMIG1(b)	Puerto Rico, Public Finance Corp., CTFS, Series 520, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.900%, 1/4/07 (a)	6,345,000

		Total Finance	188,360,000

General Obligation - 12.6%
5,000,000	NR	Ardsley, NY, Union Free School District, GO, BAN, Series D, 4.250% due 6/15/07	5,015,358
5,500,000	NR	Bayport-Blue Point, NY, GO, Union Free School District, TAN, 4.500% due 6/29/07	5,519,892
26,500,000	MIG1(b)	Centereach, NY, GO, Middle Country CDS, TAN, 4.500% due 6/27/07	26,598,473
5,689,000	MIG1(b)	East Hampton Town, NY, GO, BAN, Series B, 4.250% due 6/7/07	5,705,449
12,500,000	NR	East Hampton, NY, GO, Union Free School District, TAN, 4.500% due 6/29/07	12,545,038
9,000,000	NR	Harborfields, NY, GO, Central School District Greenlawn, TAN, 4.500% due 6/28/07	9,030,549
7,700,000	NR	Hauppauge, NY, GO, Union Free School District, TAN, 4.250% due 6/28/07	7,725,219
4,500,000	NR	Islip, NY, GO, Union Free School District No 2, TAN, 4.500% due 6/28/07	4,516,160
45,000,000	F1+(c)	Nassau County, NY, GO, TAN, Series B, 4.000% due 10/31/07	45,179,771
		New York City, NY:
		GO:
1,950,000	A-1+	A-4, LOC-Bayerische Landesbank-Insured, 3.900%, 1/2/07 (a)	1,950,000
600,000	A-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale, 3.910%, 1/4/07 (a)	600,000
		Series A:
10,000,000	A-1+	Subordinated Series A-3, LOC-BNP Paribas, 3.850%, 1/3/07 (a)	10,000,000
4,100,000	A-1+	Subordinated Series A-4, LOC-Westdeutsche Landesbank, 3.900%, 1/2/07 (a)	4,100,000
600,000	A-1+	Series F-6, LOC-Morgan Guaranty Trust, 3.900%, 1/3/07 (a)	600,000
4,565,000	A-1	Series H, Subordinated Series H-7, LOC-KBC Bank N.V., 3.920%, 1/2/07 (a)	4,565,000
7,000,000	A-1+	Subordinated Series C-4, LOC-BNP Paribas, 3.860%, 1/3/07 (a)	7,000,000
1,300,000	A-1+	Subordinated Series H-4, LOC-Bank of New York, 3.920%, 1/2/07 (a)	1,300,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
General Obligation - 12.6% (continued)
$2,200,000	A-1+	Series B2, Sub-Series B5, MBIA-Insured, SPA-Bank of Nova Scotia, 3.900%, 1/2/07 (a)	$2,200,000
4,000,000	A-1+	Series H-5, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, TECP, 3.510% due 1/10/07	4,000,000
2,100,000	A-1+	Subordinated Series F-3, LOC-Royal Bank Of Scotland, 3.880%, 1/4/07 (a)	2,100,000
9,455,000	A-1+	Subordinated Series H-1, LOC-Bank of New York, 3.900%, 1/2/07 (a)	9,455,000
9,150,000	A-1+	New York State, Series A, LOC-Dexia Credit Local, 3.600% due 1/16/07 (d)	9,150,000
		New York, NY:
		GO:
		Series I:
15,350,000	A-1+	Subordinated Series I-4, LOC- Bank of New York, 3.930%, 1/3/07 (a)	15,350,000
13,000,000	A-1+	Subordinated Series I-7, LOC-Bank of America, 3.950%, 1/3/07 (a)	13,000,000
11,155,000	A-1+	Subordinated Series A-5, LOC-Bank of Nova Scotia, 3.900%, 1/3/07 (a)	11,155,000
5,560,000	A-1+	Subordinated Series H-1, LOC-Dexia Credit Local, 3.950%, 1/2/07 (a)	5,560,000
6,530,000	A-1+	Subordinated Series H-6, LOC-Bank of America, 3.900%, 1/3/07 (a)	6,530,000
15,000,000	NR	Oyster Bay, NY, GO, BAN, 4.250% due 1/19/07	15,003,943
14,500,000	NR	Port Washington, NY, GO, Union Free School District, TAN, 4.500% due 6/28/07	14,554,613
8,500,000	SP-1+	Suffolk County, NY, GO, Longwood Central School District, TAN, 4.500% due 6/28/07	8,527,897

		Total General Obligation	268,537,362

Government Facilities - 8.6%
		Jay Street Development Corp., NY, Courts Facility Lease Revenue, New York City, Jay Street Project, Series A-2, LOC-Depfa Bank PLC:
2,985,000	A-1+	3.940%, 1/2/07 (a)	2,985,000
3,405,000	A-1+	3.850%, 1/3/07 (a)	3,405,000
		Jay Street Development Corp.:
6,500,000	A-1+	Certificates Facilities Lease Revenue, New York City, Jay Street Project, Series A, LOC-Depfa Bank PLC, 3.920%, 1/2/07 (a)	6,500,000
59,420,000	A-1+	Court Facilities Lease Revenue, Series A-1, LOC-Bank of America, 3.880%, 1/3/07 (a)	59,420,000
77,875,000	A-1+	New York State Dormitory Authority Revenue, Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 3.900%, 1/3/07 (a)	77,875,000
		New York State Urban Development Corp.:
21,000,000	A-1+	Putters Series 313, PART, SPA-JPMorgan Chase, 3.950%, 1/4/07 (a)	21,000,000
11,170,000	VMIG1(b)	Revenue, MERLOT, Series N, PART, SPA-Wachovia Bank, 3.940%, 1/3/07 (a)	11,170,000

		Total Government Facilities	182,355,000

Hospitals - 7.8%
		Nassau Health Care Corp.:
19,890,000	A-1+	Subordinated Series 2004-C1, Refunding, FSA-Insured, SPA-Dexia Credit Local, 3.850%, 1/4/07 (a)	19,890,000
4,400,000	A-1+	Subordinated Series 2004-C3, FSA-Insured, SPA-Dexia Credit Local, 3.850%, 1/4/07 (a)	4,400,000
2,095,000	VMIG1(b)	New York City, NY, IDA, Peninsula Hospital Center Project, LOC-JPMorgan Chase, 4.150%, 1/4/07 (a)	2,095,000
12,525,000	VMIG1(b)	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, Series A, LOC-Bank Of America, 3.850%, 1/4/07 (a)	12,525,000
		New York State Dormitory Authority Revenue:
		Mental Health Facilities Improvement:

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hospitals - 7.8% (continued)
$35,025,000	A-1+	Series F-2A, FSA-Insured, SPA-Dexia Credit Local, 3.900%, 1/4/07 (a)	$35,025,000
3,700,000	A-1+	Series F-2B, FSA-Insured, 3.870%, 1/4/07 (a)	3,700,000
		Mental Health Services:
28,000,000	A-1+	Subordinated Series D-2A, MBIA-Insured, SPA-JPMorgan Chase, 3.900%, 1/4/07 (a)	28,000,000
7,140,000	A-1+	Subordinated Series D-2B, FSA-Insured, SPA-Dexia Credit Local, 3.850%, 1/4/07 (a)	7,140,000
5,910,000	A-1+	Subordinated Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg, 3.900%, 1/4/07 (a)	5,910,000
9,300,000	VMIG1(b)	Oneida County, NY, Industrial Development Agency Civic Facility Revenue, Saint Elizabeth Medical Center Facility, Series A, LOC- HSBC Bank, 3.890%, 1/4/07 (a)	9,300,000
7,875,000	VMIG1(b)	Ontario County, NY, IDA Revenue, Frederick Ferris Thompson Hospital, Series B, LOC-Key Bank of New York, 3.930%, 1/3/07 (a)	7,875,000
		Orange County, NY, IDA:
13,765,000	A-1	Civic Facility Revenue, Arden Hill Hospital Project, FSA-Insured, SPA-Morgan Stanley, 3.890%, 1/4/07 (a)	13,765,000
9,610,000	A-1	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan Stanley Bank, 3.890%, 1/4/07 (a)	9,610,000
7,000,000	VMIG1(b)	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-HSBC Bank, 3.890%, 1/4/07 (a)	7,000,000

		Total Hospitals	166,235,000

Housing: Multi-Family - 11.8%
6,500,000	VMIG1(b)	Clifton Park Industrial Development Agency Multifamily Housing Revenue, Coburg Village Project, LIQ-FHLMC, 3.890%, 1/4/07 (a)	6,500,000
10,000,000	A-1+	New York City Housing Development Corp., MFH Revenue, Series A, LIQ-FNMA, 3.950%, 1/3/07 (a)(e)	10,000,000
		New York City, NY, HDC:
		MFH Rent Revenue:
5,000,000	A-1+	100 Jane Street Development, Series A, FNMA-Insured, 3.930%, 1/3/07 (a)(e)	5,000,000
12,700,000	A-1+	Brittany Development, Series A, FNMA-Insured, LIQ-FNMA, 3.950%, 1/3/07 (a)(e)	12,700,000
27,500,000	A-1+	One Columbus Place Development, Series A, FNMA-Collateralized, 3.930%, 1/3/07 (a)(e)	27,500,000
8,000,000	A-1+	Related Sierra Development, Series A, LIQ-FNMA, 3.950%, 1/3/07 (a)(e)	8,000,000
1,900,000	A-1+	Tribeca Tower, Series A, FNMA-Collateralized, 3.930%, 1/3/07 (a)(e)	1,900,000
8,250,000	A-1+	Related Monterey, Series A, LIQ-FNMA, 3.880%, 1/3/07 (a)	8,250,000
		New York State HFA:
3,000,000	VMIG1(b)	240 East 39th Street Housing, Series A, LIQ-FNMA, 3.950%, 1/3/07 (a)(e)	3,000,000
3,000,000	VMIG1(b)	Chelsea Arms Housing, Series A, FNMA-Collateralized, 3.900%, 1/3/07 (a)(e)	3,000,000
2,300,000	VMIG1(b)	Historic Front Street, Series A, LOC-Bank of New York, 3.870%, 1/3/07 (a)	2,300,000
		Revenue:
		350 West 43rd Street:
17,700,000	VMIG1(b)	Housing A, Landesbank Hessen-Thuringen, 3.930%, 1/3/07 (a)(e)	17,700,000
4,550,000	A-1+	Series A, LOC-Landesbank Hessen-Thuringen, 3.950%, 1/3/07 (a)(e)	4,550,000
2,760,000	VMIG1(b)	360 West 43, Series A, FNMA-Insured, LIQ-FNMA, 3.900%, 1/3/07 (a)	2,760,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 11.8% (continued)
$10,035,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.850%, 1/3/07 (a)	$10,035,000
7,500,000	VMIG1(b)	Victory Housing, Series 2001-A, LIQ-FHLMC, 3.900%, 1/3/07 (a)	7,500,000
12,000,000	VMIG1(b)	Series A, SPA-FNMA, 3.910%, 1/3/07 (a)(e)	12,000,000
		Service Contract Revenue:
21,600,000	A-1+	Series A, LOC-Westdeutsche Landesbank, 3.850%, 1/3/07 (a)	21,600,000
14,200,000	A-1+	Series B, LOC-BNP Paribas, 3.850%, 1/3/07 (a)	14,200,000
10,400,000	VMIG1(b)	Union Square South Housing, FNMA-Collateralized, 3.930%, 1/3/07 (a)(e)	10,400,000
7,000,000	VMIG1(b)	Victory Housing, Series 2002-A, LIQ-FHLMC, 3.900%, 1/3/07 (a)(e)	7,000,000
15,600,000	VMIG1(b)	Worth Street, Series A, LIQ-FNMA, 3.900%, 1/3/07 (a)(e)	15,600,000
		New York State Housing Finance Agency:
		Revenue:
7,000,000	VMIG1(b)	360 West, 43-A-Remarketed 12/11/03, FNMA-Insured, 3.900%, 1/3/07 (a)(e)	7,000,000
10,000,000	VMIG1(b)	MFH Secured Mortgage, Series A, LIQ-FHLMC, 3.930%, 1/3/07 (a)(e)	10,000,000
10,900,000	VMIG1(b)	North End Remarketed 11/09/06, FNMA-Insured, 3.900%, 1/3/07 (a)	10,900,000
5,300,000	VMIG1(b)	Tribeca Green Housing, Series A, LOC-Landesbank Hessen-Thruingen, 3.860%, 1/3/07 (a)	5,300,000
7,000,000	A-1+	New York, NY, HDC Mortgage Revenue, The Crest, Series A, LOC-Landessbank Hessen-Thuringen, 3.900%, 1/3/07 (a)	7,000,000

		Total Housing: Multi-Family	251,695,000

Housing: Single Family - 4.0%
		New York State Housing Finance Agency:
		Revenue:
3,500,000	VMIG1(b)	10 Barclay Street, Series A, LIQ-FNMA, 3.950%, 1/3/07 (a)	3,500,000
16,900,000	A-1+	240 East 39th Street Housing, Remarketed 12/1/00, 3.930%, 1/3/07 (a)(e)	16,900,000
		Service Contract Revenue:
		Refunding:
2,600,000	A-1+	Series D, LOC-State Street Bank & Trust Co., 3.850%, 1/3/07 (a)	2,600,000
8,400,000	A-1+	Series G, LOC-Westdeutsche Landesbank, 3.900%, 1/3/07 (a)	8,400,000
17,200,000	A-1+	Series E, LOC-BNP Paribas, 3.850%, 1/3/07 (a)	17,200,000
		New York State Mortgage Agency Revenue:
10,000,000	VMIG1(b)	Homeowner Mortgage, Series 132, SPA-Dexia Credit Local, 3.920%, 1/2/07 (a)	10,000,000
26,400,000	VMIG1(b)	Series 122, SPA-Dexia Credit Local, 3.930%, 1/3/07 (a)(e)	26,400,000

		Total Housing: Single Family	85,000,000

Industrial Development - 4.5%
4,000,000	VMIG1(b)	Clinton County, NY, Industrial Development Agency, Civic Facility Revenue, Champlain Valley Hospital Project, Series A, LOC-Keybank N.A., 3.930%, 1/4/07 (a)	4,000,000
2,330,000	A-1+	Lancaster, NY, IDA, IDR, Sealing Devices, Inc. Facility, LOC-HSBC Bank USA N.A., 4.100%, 1/4/07 (a)(e)	2,330,000
180,000	A-1+	Monroe County, NY, IDA, JADA Precision, LOC-Bank of America, 3.900%, 1/3/07 (a)(e)	180,000
2,435,000	A-1+	Nassau County, NY, IDA, IDR, Rubies Costume Co. Project, LOC-Bank of America, 3.900%, 1/3/07 (a)	2,435,000
		New York City, NY, IDA, IDR:
4,000,000	A-1+	Gary Plastic Packaging Corp., LOC-JPMorgan Chase, 4.030%, 1/4/07 (a)(e)	4,000,000
1,695,000	A-1+	PS Bibbs Inc., LOC-JPMorgan Chase, 4.030%, 1/4/07 (a)(e)	1,695,000
		New York City, NY, IDA, Revenue:

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Industrial Development - 4.5% (continued)
$4,915,000	VMIG1(b)	Center For Jewish History Project, LOC-Bank of America, 3.850%, 1/4/07 (a)	$4,915,000
5,000,000	A-1+	Children’s Oncology Society, LOC-Bank of New York, 3.900%, 1/3/07 (a)	5,000,000
2,700,000	A-1+	NY Stock Exchange Project, Series B, LOC-Bank of America, 3.850%, 1/4/07 (a)	2,700,000
10,295,000	F-1+(c)	Planned Parenthood Project, LOC-Bank of America, 3.850%, 1/4/07 (a)	10,295,000
7,075,000	VMIG1(b)	New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Congregational Nursing, Series A, LOC-HSBC Bank USA, 3.890%, 1/4/07 (a)	7,075,000
		New York, NY, Industrial Development Agency:
5,300,000	VMIG1(b)	Civic Facilities Revenue, Auditory/Oral School Project, LOC-Wachovia Bank N.A., 3.910%, 1/4/07 (a)	5,300,000
5,000,000	VMIG1(b)	Civic Facility Revenue, Grace Church School Project, LOC-Wachovia Bank, 3.890%, 1/4/07 (a)	5,000,000
3,500,000	VMIG1(b)	Newburgh, NY, IDA Revenue, Community Development Properties Project, Series A, LOC-KeyBank NA, 3.940%, 1/4/07 (a)	3,500,000
3,085,000	VMIG1(b)	Oneida County, NY Industrial Development Agency Civic Facility Revenue, Mohawk Valley, St. Lukes, Series E, LOC-Bank of America, 3.900%, 1/4/07 (a)	3,085,000
750,000	A-1+	Oneida County, NY, IDA Revenue, Harden Furniture, LOC-Bank of America, 3.900%, 1/3/07 (a)(e)	750,000
3,240,000	A-1+	Onondaga County, NY, IDA Revenue, Syracuse Executive Air Service, Series A, LOC-Bank of America, 3.900%, 1/3/07 (a)(e)	3,240,000
1,260,000	A-1+	Ontario County, NY, IDA, IDR, Dixit Enterprises, Series B, LOC-HSBC Bank USA N.A., 4.100%, 1/4/07 (a)(e)	1,260,000
1,885,000	A-1+	Oswego County, NY, IDR Revenue, Fulton Thermal Project Corp., LOC-Bank of America, 3.900%, 1/3/07 (a)(e)	1,885,000
15,250,000	A-1+	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal Bank of Scotland, 3.860%, 1/4/07 (a)	15,250,000
830,000	P-1(b)	Schenectady County, NY, IDA, IDR, Refunding, Scotia Industrial Park Project, Series 98-A, LOC-Bank of America, 3.850%, 1/3/07 (a)	830,000
3,145,000	A-1+	St. Lawrence County, NY, IDA, Civic Facilities Revenue, United Helpers Independent Living Corp., LOC-Bank of America, 3.850%, 1/3/07 (a)	3,145,000
3,400,000	A-1+	Suffolk County, NY, IDA, IDR, JBC Realty LLC, LOC-JPMorgan Chase, 3.900%, 1/3/07 (a)(e)	3,400,000
4,725,000	A-1+	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of New York, 3.920%, 1/3/07 (a)	4,725,000

		Total Industrial Development	95,995,000

Life Care Systems - 0.9%
		New York State Dormitory Authority Revenue:
5,000,000	VMIG1(b)	Catholic Health System Obligation, Series C, LOC-HSBC Bank USA, 3.890%, 1/4/07 (a)	5,000,000
13,360,000	VMIG1(b)	Catholic Health Systems Obligation, Series A, LOC-HSBC Bank USA, 3.890%, 1/4/07 (a)	13,360,000

		Total Life Care Systems	18,360,000

Miscellaneous - 0.6%
7,650,000	A-1+	Onondaga County, NY, IDA, Community College Housing, Series A, LOC-Royal Bank of Scotland, 3.910%, 1/4/07 (a)	7,650,000
5,220,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities Revenue, Floater Certificates, Series 464, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.900%, 1/4/07 (a)	5,220,000

		Total Miscellaneous	12,870,000

Public Facilities - 2.7%
		Buffalo, NY, Fiscal Stability Authority:
12,000,000	MIG1(b)	BAN, Series A-1, 4.250% due 8/14/07	12,051,922

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Public Facilities - 2.7% (continued)
$6,500,000	MIG1(b)	Series A-1, 4.250% due 5/15/07	$6,517,301
		New York City, NY, Trust for Cultural Resources, Revenue:
3,035,000	VMIG1(b)	American Museum of Natural History, Series 162, AMBAC-Insured, LIQ-Morgan Stanley, 3.930%, 1/4/07 (a)	3,035,000
9,605,000	A-1+	Pierpont Morgan Library, LOC-JPMorgan Chase, 3.900%, 1/4/07 (a)	9,605,000
		New York State Dormitory Authority Revenue, New York Public Library:
9,205,000	A-1+	Series A, MBIA-Insured, SPA-Wachovia Bank, 3.880%, 1/3/07 (a)	9,205,000
8,870,000	A-1+	Series B, MBIA-Insured, SPA-Wachovia Bank, 3.880%, 1/3/07 (a)	8,870,000
7,300,000	A-1+	Puerto Rico Public Finance Corp. Revenue, Floats PA. 552, AMBAC-Insured, SPA-Merrill Lynch, 3.890%, 1/4/07 (a)	7,300,000

		Total Public Facilities	56,584,223

Solid Waste - 3.9%
		New York State Enviromental Facilities Corp., TECP:
		Series 97A, Solid Waste Disposal Revenue, LOC-Bayerische Landesbank & Landesbank Hessen-Thuringen:
9,700,000	A-1+	3.480% due 1/5/07	9,700,000
8,000,000	A-1+	3.510% due 1/10/07	8,000,000
12,200,000	A-1+	3.510% due 1/11/07	12,200,000
		Series 98A, LOC-Bayerische Landesbank, JPMorgan Chase & Landesbank Hessen-Thuringen:
35,300,000	A-1+	3.450% due 2/1/07	35,300,000
16,800,000	A-1+	3.490% due 2/6/07	16,800,000

		Total Solid Waste	82,000,000

Tax Allocation - 0.4%
7,500,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa Vizcaya and Banco Santander PR, 4.500% due 7/30/07	7,541,731

Transportation - 9.5%
6,800,000	A-1+	Metropolitan Transportation Authority NY Revenue, Transportation, Subordinated Series G-2, LOC-BNP Paribas, 3.880%, 1/2/07 (a)	6,800,000
		Metropolitan Transportation Authority of New York Revenue:
10,000,000	A-1+	Dedicated Tax, Series B, FSA-Insured, SPA-Dexia Credit Local, 3.910%, 1/4/07 (a)	10,000,000
33,675,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.900%, 1/4/07 (a)	33,675,000
15,250,000	A-1+	Subordinated Series E-1, LOC-Fortis Bank NY, 3.880%, 1/4/07 (a)	15,250,000
		TECP, LOC-ABN AMRO:
10,000,000	A-1+	3.550% due 1/22/07	10,000,000
18,000,000	A-1+	3.520% due 1/23/07	18,000,000
2,360,000	A-1+	Metropolitan Transportation Authority, NY, Revenue, Transportation, Series G, LOC-BNP Paribas, 4.000%, 1/2/07 (a)	2,360,000
		New York State Thruway Authority, MSTC:
5,000,000	A-1+	Class A, Series 2001-120, FGIC-Insured, 3.910%, 1/3/07 (a)	5,000,000
8,845,000	A-1	Series 2001-120, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.910%, 1/3/07 (a)(f)	8,845,000
		Triborough Bridge & Tunnel Authority:
14,475,000	AAA	MSTC, Series 1992-72, Class A, PART, MBIA-Insured, LIQ-Bear Stearns, 3.910%, 1/3/07 (a)(f)	14,475,000
		Revenue, Refunding:
34,200,000	A-1+	Gem Subordinated Series B-3, SPA-Bank of America, 3.930%, 1/4/07 (a)	34,200,000
10,200,000	A-1+	Gem Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 3.880%, 1/4/07 (a)	10,200,000
1,300,000	A-1+	Subordinated Series B-2, SPA-Dexia Credit Local, 3.900%, 1/4/07 (a)	1,300,000
		Triborough Bridge & Tunnel Authority, NY, Revenue:

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation - 9.5% (continued)
$3,300,000	A-1+	General Series A, SPA-Dexia Credit Local, 3.900%, 1/3/07 (a)	$3,300,000
28,000,000	A-1+	Refunding, Series F, SPA-ABN AMRO Bank N.V., 3.900%, 1/4/07 (a)	28,000,000

		Total Transportation	201,405,000

Utilities - 11.2%
		Long Island Power Authority, Electric Systems Revenue:
4,200,000	A-1+	General Series E, FSA-Insured, 3.870%, 1/3/07 (a)	4,200,000
2,015,000	A-1+	Series F, FSA-Insured, SPA-Dexia Credit Local, 3.950%, 1/3/07 (a)	2,015,000
		Long Island, NY, Power Authority:
2,000,000	A-1+	Electric System Revenue, Subordinated Series 2, Subordinated Series 2B, LOC-Bayerische Landesbank, 3.920%, 1/2/07 (a)	2,000,000
		Series 1:
15,825,000	A-1+	Subordinated Series 1A, LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg, 3.900%, 1/3/07 (a)	15,825,000
9,640,000	A-1+	Subordinated Series 1B, LOC-State Street Bank & Trust Co., 3.980%, 1/2/07 (a)	9,640,000
18,250,000	A-1+	Series 2, Subordinated Series 2A, LOC-Westdeutsche Landesbank, 3.880%, 1/3/07 (a)	18,250,000
28,100,000	A-1+	Series 7, Subordinated Series 7-B, MBIA-Insured, SPA-Fortis Bank NY, 3.880%, 1/3/07 (a)	28,100,000
		New York State Energy Research & Development Authority:
13,280,000	VMIG1(b)	Long Island Lighting Co., Series A, LOC-Royal Bank of Scotland, 3.950%, 1/3/07 (a)(e)	13,280,000
		Revenue, Consolidated Edison Co.:
15,100,000	A-1+	Subordinated Series A-2, LOC-Wachovia Bank, 3.900%, 1/3/07 (a)	15,100,000
23,000,000	A-1+	Subordinated Series A-3, LOC-Wachovia Bank, 3.870%, 1/3/07 (a)	23,000,000
		New York State Power Authority, TECP:
5,000,000	A-1+	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank, 3.450% due 1/2/07	5,000,000
		Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank:
30,000,000	A-1+	3.440% due 1/3/07	30,000,000
10,000,000	A-1+	3.470% due 1/3/07	10,000,000
8,000,000	A-1+	3.500% due 2/7/07	8,000,000
7,931,000	A-1+	New York State Power Authority, NY, Series 1, EMCP, TECP, 3.510% due 2/2/07	7,931,000
		New York State Power Authority, TECP:
10,000,000	A-1+	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank, 3.480% due 1/8/07	10,000,000
25,000,000	A-1+	Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank, 3.500% due 1/25/07	25,000,000
12,000,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, Series SGA 43, MBIA-Insured, SPA-Societe Generale, 3.860%, 1/3/07 (a)	12,000,000

		Total Utilities	239,341,000

Water and Sewer - 5.7%
10,000,000	A-1+	New York City Municipal Water Authority, TECP, Series 7, 3.550% due 1/3/07	10,000,000
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
26,100,000	A-1+	Fiscal 2003, Subordinated Series C-1, SPA-Depfa Bank PLC, 3.960%, 1/2/07 (a)	26,100,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Water and Sewer - 5.7% (continued)
$300,000	A-1+	Second Generation Resolution, Series CC-2, SPA-Bank of Nova Scotia, 3.970%, 1/2/07 (a)	$300,000
33,225,000	A-1+	Series A, FGIC-Insured, SPA-FGIC, 3.900%, 1/2/07 (a)	33,225,000
10,000,000	A-1+	Series F-2, SPA-JPMorgan Chase, 3.930%, 1/3/07 (a)	10,000,000
12,900,000	A-1+	New York City, NY, Municipal Water Finance Authority, Series AA-3, SPA-Dexia Credit Local, 3.900%, 1/4/07 (a)	12,900,000
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
7,000,000	A-1+	Series C, SPA-Dexia Credit Local, 3.970%, 1/2/07 (a)	7,000,000
3,100,000	A-1+	Series F-1, SPA-Dexia Credit Local, 3.960%, 1/2/07 (a)	3,100,000
9,990,000	A-1	New York State Environmental Facilities Clean Water (MSTC), PART, Series 9040, Class A, LIQ-Bear Stearns, 3.910%, 1/3/07 (a)(f)	9,990,000
9,170,000	A-1+	New York State Environmental Facilities Clean Water MSTC, Series 9040, Class A, PART, 3.950%, 1/4/07 (a)	9,170,000

		Total Water and Sewer	121,785,000

		TOTAL INVESTMENTS - 99.1% (Cost - $2,108,523,951#)	2,108,523,951
		Other Assets in Excess of Liabilities - 0.9%	19,452,122

		TOTAL NET ASSETS - 100.0%	$2,127,976,073

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)	Rating by Fitch Ratings Service.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 10 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CDS	— Central School Distict
CTFS	— Certificates
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — The “AA” rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the rating category.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service (“Moody’s”) or Fitch Ratings Service (“Fitch”).

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

New York Money Market Portfolio (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: February 28, 2007